Net (Loss)/Earnings per Share - Anti diluted effect per ordinary share (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Antidilutive securities excluded from computation of earnings per share	15,127,760	41,976,324
Preferred shares
Antidilutive securities excluded from computation of earnings per share	15,127,760	39,388,581
Share option
Antidilutive securities excluded from computation of earnings per share		2,587,743